CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 19,510	$ 19,120	$ 18,177
Maintenance and Services	24,736	23,194	22,537
Total	44,246	42,314	40,714
Cost of revenues
Products	4,118	3,483	3,769
Services	1,711	1,609	1,614
Total	5,829	5,092	5,383
Gross profit	38,417	37,222	35,331
Research and development expenses, net	7,389	7,001	6,739
Selling, general and administrative expenses	25,566	24,677	24,453
Operating income	5,462	5,544	4,139
Financial expenses, net	(23)	(35)	(195)
Other expenses	(15)	(30)	(6)
Income before income taxes	5,424	5,479	3,938
Income taxes	(572)	(1,770)	(1,327)
Net income after income taxes	4,852	3,709	2,611
Less: Net loss (gain) attributable to the non controlling interest	(5)	(10)	57
Net income attributable to Cimatron's shareholders	$ 4,847	$ 3,699	$ 2,668
Net Income per share (basic and diluted)	$ 0.49	$ 0.40	$ 0.29
Weighted average number of shares outstanding
Basic earnings per share	9,796	9,323	9,252
Diluted earnings per share	9,832	9,337	9,292